Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Aug. 31, 2024
Derivative Financial Instrument Liabilities
Warrant liability			$ 2,300
Gold collar contracts	600 gold ounces per month for a total of 3,000 gold ounces to be settled from January 2024 to May 2024, at a maximum and minimum gold price of $2,150 and $1,850 per gold ounce, respectively.	1,800 gold ounces per month totalling 9,000 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively.
Gold ounces expired unexercised			9,000
Zero cost collar contracts outstanding			$ 0